1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct

July 1, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:          UBS Money Series

File Nos. 333-52965 and 811-08767

UBS RMA Money Fund Inc.
File Nos. 2-78309 and 811-3503

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to UBS RMA U.S. Government Portfolio, UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund (the “Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectuses filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the 1933 Act on June 10, 2015.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc. at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen